Share-Based Compensation - Summary of Restricted Ordinary Shares Activity Under Replacement Agreement (Details) - Restricted Ordinary Shares - ¥ / shares		1 Months Ended	12 Months Ended
	Apr. 25, 2018	Nov. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares, Outstanding			17,594,000	0
Number of shares, Granted	19,594,000			19,594,000
Number of shares, Forfeited			(1,594,000)	(2,000,000)
Number of shares, Vested		(16,000,000)	(16,000,000)
Number of shares, Outstanding			0	17,594,000
Weighted average grant date fair value, Outstanding			¥ 2.56	¥ 0
Weighted average grant date fair value, Granted				2.56
Weighted average grant date fair value, Forfeited			2.56	2.56
Weighted average grant date fair value, Vested			2.56
Weighted average grant date fair value, Outstanding			¥ 0	¥ 2.56